ORGANIZATION AND PRINCIPAL ACTIVITIES - The VIE arrangements (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Standard equity interest purchase price | (per share)	$ 1.5	¥ 10
Term (in years)	10 years	10 years